Expense Example {- Fidelity® Leveraged Company Stock Fund} - 07.31 Fidelity Leveraged Company Stock Fund K PRO-06 - Fidelity® Leveraged Company Stock Fund - Fidelity Leveraged Company Stock Fund-Class K
Sep. 29, 2020 USD ($)
Expense Example:
1 year	$ 68
3 years	214
5 years	373
10 years	$ 835